Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of detailed information about other financial assets [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Current
Derivative assets	$0.6	$14.3
Collateral deposit (note 19)	-	0.6
Restricted cash	0.2	0.4
	0.8	15.3

Non-current
Investments at fair value through profit or loss	130.9	12.1
	130.9	12.1
	$131.7	$27.4